Provisions - Main Actuarial Assumptions Used in Valuing Defined Benefit Plans (Details) - Telefónica Spain - Foreign defined benefit plans	Dec. 31, 2018	Dec. 31, 2017
Survival
Disclosure of defined benefit plans [line items]
Discount rate	1.32%	1.45%
Survival | Minimum
Disclosure of defined benefit plans [line items]
Expected rate of salary increase	0.00%	0.00%
Survival | Maximum
Disclosure of defined benefit plans [line items]
Expected rate of salary increase	0.50%	0.50%
ITP
Disclosure of defined benefit plans [line items]
Discount rate	1.29%	1.37%